Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUE	$ 303,786	$ 1,510,208			$ 605,566	$ 1,510,208		$ 3,434,561
REVENUE – RELATED PARTY		13,654				13,654	429,362	18,060	1,290,131
Net revenues	303,786	1,523,862			605,566	1,523,862	429,362	3,452,621	1,290,131
COST OF REVENUE	(35,623)	(471,554)			(113,214)	(471,554)	(383,479)	(775,855)	(1,200,829)
Gross profit	268,163	1,052,308			492,352	1,052,308	45,883	2,676,766	89,302
Operating expenses
SELLING	(100,838)	(108,894)			(216,952)	(109,356)		(376,582)	(7,846)
COMMISSION	(92,774)	(382,498)			(181,213)	(382,498)		(830,659)
GENERAL AND ADMINISTRATIVE	(361,862)	(514,724)			(724,008)	(673,778)	(312,270)	(1,627,660)	(396,048)
PROVISION FOR DOUBTFUL ACCOUNTS	(121,686)				(121,686)
TOTAL OPERATING EXPENSES	(677,160)	(1,006,116)			(1,243,859)	(1,165,632)	(312,270)	(2,834,901)	(403,894)
Income (loss) from operations	(408,997)	46,192			(751,507)	(113,324)	(266,387)	(158,135)	(314,592)
Other income
Other income, net	11,770	29,911			(48,546)	(23,785)	(4,153)	164,283	36,301
Loss from equity investment									(26,085)
Unrealized holding gain (loss) on marketable securities	(241,027)	145,204			(165,731)	126,666	(68,391)	350,137	(68,391)
Dividend income from marketable securities								160,062
Gain on deemed disposal of shares in Investee Company									16,509
Impairment loss in equity investment									(366,834)
Total other income, net	(229,257)	175,115			(214,277)	102,881	(72,544)	674,482	(408,500)
Income (loss) before income taxes	(638,254)	221,307			(965,784)	(10,443)	(338,931)	516,347	(723,092)
Provision for (benefits of) income taxes	(3,971)	(134,067)			(10,091)	(134,067)		(161,581)	6,965
Net income (loss)	(642,225)	87,240	$ (231,750)	$ 71,215	(975,875)	(144,510)	(338,931)	354,766	(716,127)
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment	(36,347)	28,042			(74,631)	35,812	9,864	171,231	11,079
Comprehensive income (loss)	$ (678,572)	$ 115,282			$ (1,050,506)	$ (108,698)	$ (329,067)	$ 525,997	$ (705,048)
(Loss) earnings per share
Basic and diluted	$ 0.00	$ 0.00			$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	376,452,047	376,370,256			376,452,047	376,322,878	376,275,500	376,387,778	376,275,500
Agape Superior Living S D N B H D [Member]
REVENUE			1,241,252	1,214,600					$ 4,139,359	14,393,762
Net revenues			1,241,252	1,214,600					4,139,359	14,393,762
Cost of revenues			111,489	203,838					857,250	2,391,597
Gross profit			1,129,763	1,010,762					3,282,109	12,002,165
Operating expenses
Selling expenses			148,472	400,971					1,759,136	1,339,754
COMMISSION			(411,266)	(601,205)					(1,611,172)	(7,045,419)
Commission expenses			411,266	601,205					1,611,172	7,045,419
General and administrative expenses			325,029	313,170					1,307,715	1,083,717
Total operating expenses			884,767	1,315,346					4,678,023	9,468,890
Income (loss) from operations			244,996	(304,584)					(1,395,914)	2,533,275
Other income
Other income, net			2,688	(5,933)					20,175	37,280
Interest income			725	1,160					4,021	8,904
Total other income, net			3,413	(4,773)					24,196	46,184
Income (loss) before income taxes			248,409	(309,357)					(1,371,718)	2,579,459
Provision for (benefits of) income taxes			50,833	(57,232)					(312,224)	597,548
Net income (loss)			197,576	(252,125)					(1,059,494)	1,981,911
OTHER COMPREHENSIVE INCOME
Foreign currency translation adjustment			(101,171)	2,460					(5,471)	2,460
Comprehensive income (loss)			$ 96,405	$ (249,665)					$ (1,064,965)	$ 1,984,371
(Loss) earnings per share
Basic and diluted			$ 0.02	$ (0.17)					$ (0.57)	$ 1.32
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted			9,590,598	1,500,000					1,854,656	1,500,000